1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Collateral Held for Resale (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Collateral Held for Resale:

Collateral Held for Resale:

When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance. Any losses incurred at that time are charged against the Allowance for Loan Losses.